PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Impairment through use or sale of the assets	$ 85,603
Impairment loss	10,437	$ 4,382
Remaining impairment loss		4,647
Net book value of assets held under operating lease
Depreciation charged on assets under operating lease	30	1,119
Lease instruments reclassified as inventory on return from customers		25
Property, plant and equipment under construction	561	778
Assets held under finance leases	51	1,515
Depreciation charge of capitalized leased assets	$ 181	$ 181